Financial risk management	12 Months Ended
Dec. 31, 2024
Disclosure of financial risk management [text block] [Abstract]
Financial risk management	Note 37: Financial risk management
Financial instruments are fundamental to the Group’s activities and the associated risks represent a significant component of the overall risks faced by the Group.
The primary risks affecting the Group through its use of financial instruments are: market risk, credit risk, liquidity risk and capital risk.
Market risk
The Group’s risk management policy is to optimise reward while managing its market risk exposures within the risk appetite defined by the
Lloyds Banking Group Board. The Group’s largest residual interest rate risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity). The risk is managed through the
Group’s structural hedge which consists of longer-term fixed rate assets and interest rate swaps. The notional balance and duration of the structural hedge is reviewed regularly by the Lloyds Banking Group Asset and Liability Committee. More information is set out on page 57.
Credit risk
The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and assess credit risk at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivatives based transactions. More information is set out on page 30.
Liquidity risk
Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the
PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics. More information is set out on page 51.
The Group’s assets and liabilities may be repaid or otherwise mature earlier or later than implied by their contractual terms.
Capital risk
Capital is actively managed on an ongoing basis for both the Group and its regulated banking subsidiaries, with associated capital policies and procedures subjected to regular review. The Group assesses both its regulatory capital requirements and the quantity and quality of capital resources it holds to meet those requirements in accordance with the relevant provisions of the Capital Requirements Directive (CRD V) and
Capital Requirements Regulation (UK CRR). This is supplemented through additional regulation set out under the PRA Rulebook and through associated statements of policy, supervisory statements and other regulatory guidance. Regulatory capital ratios are considered a key part of the budgeting and planning processes. Target capital levels take account of current and future regulatory requirements, capacity for growth and to cover uncertainties. At 31 December 2024, the Group’s common equity tier 1 capital was £25,610 million (31 December 2023: £26,220 million).